PUTNAM
                                                 AMERICAN
                                                 GOVERNMENT
                                                 INCOME FUND



[Artwork]


ANNUAL REPORT
September 30, 1995


[Putnam Logo]


Boston * London * Tokyo

PERFORMANCE HIGHLIGHTS

"Putnam American Government Income Fund has seen its performance improve signi-ficantly since [Fund Manager Michael] Martino assumed management duties early last year. During this time, the fund has provided competitive yields at a mo-derate level of volatility."

  -- The Value Line Mutual Fund Survey, October 30, 1995

------------------------------------------------------------
-------------------
                                    CLASS A         CLASS B
CLASS M
 TOTAL RETURN:                    NAV     POP     NAV
CDSC    NAV     POP
------------------------------------------------------------
-------------------
 (change in value during period
 plus reinvested distributions)
 -----------------------------------------------------------
--------------------
12 months ended 9/30/95        13.42%   8.03%  12.32%
7.32%
 -------------------------------------------------------------
--------------------
 Life of class M (since 2/14/95)
11.44%   7.86%
------------------------------------------------------------
-------------------
 SHARE VALUE:                     NAV     POP          NAV
NAV     POP
------------------------------------------------------------
-------------------
 9/30/94                        $8.21   $8.62        $8.19
--      --
 2/14/95 (inception of
 class M shares)                   --      --           --
$8.14    $8.41
 9/30/95                         8.65    9.08         8.62
8.65     8.94
------------------------------------------------------------
-------------------
 DISTRIBUTIONS:     NO.      INCOME         RETURN OF
CAPITAL(3)        TOTAL
------------------------------------------------------------
-------------------
 Class A            12       $0.561               $0.051
$0.612
 Class B            12        0.493                0.045
0.538
 Class M             8        0.367                0.033
0.400
------------------------------------------------------------
-------------------
                                    CLASS A        CLASS B
CLASS M
 CURRENT RETURN                   NAV     POP          NAV
NAV     POP
------------------------------------------------------------
-------------------
 End of period
 Current dividend rate(1)        7.08%   6.74%        6.40%
6.94%   6.71%
 Current 30-day SEC yield(4)     6.94    6.61         6.15
6.31    6.09
------------------------------------------------------------
-------------------
Performance data represent past results and are not indicative of future per-formance. For performance over longer periods, see pages 8 and 9. POP assumes
4.75% maximum sales charge for class A and 3.25% for class M shares. CDSC assu-mes 5% maximum contingent deferred sales charge. (1) Income portion of most re-cent distribution, annualized and divided by NAV or POP at end of period. (2)
Based only on investment income, calculated using SEC guidelines. (3) For an explanation, see page 22.

FROM THE CHAIRMAN                                [PHOTOGRAPH
OF GEORGE PUTNAM]
                                                 * (C)
KARSH, OTTAWA
DEAR SHAREHOLDER:

PUTNAM AMERICAN GOVERNMENT INCOME FUND ENDS ONE FISCAL YEAR
AND BEGINS ANOTHER
IN ONE OF THE MOST VIBRANT BOND MARKETS IN YEARS. DURING THE
PAST YEAR, INFLA-
TION PEAKED AT 3%, A LOWER LEVEL THAN IN THE MID-1980S. WITH
MODEST ECONOMIC
GROWTH, IT COULD CONTINUE TO FALL, MAKING REAL YIELDS EVEN
MORE ATTRACTIVE THAN
THEY ARE NOW. ALL IN ALL, THIS IS AN IDEAL ENVIRONMENT FOR
FINANCIAL ASSETS.

NEVERTHELESS, FUND MANAGER MICHAEL MARTINO EXPECTS SOME
ANXIETY TO PERSIST OVER
THE NEAR TERM AS INVESTORS AWAIT CLEARER ECONOMIC AND
INTEREST RATE TRENDS AND
PROGRESS IN WASHINGTON TOWARD REDUCING THE FEDERAL BUDGET
DEFICIT. IN MIKE'S
VIEW, MOST OF THE UNCERTAINTIES OVER THE ECONOMY AND
INTEREST RATES WILL SOON
EASE AND SOME BUDGET CUTS WILL BE FORTHCOMING. PROGRESS ON
EITHER FRONT SHOULD
HELP SUSTAIN THE BOND MARKET'S RISE.

IT IS IN THIS SETTING THAT MIKE LOOKS AT YOUR FUND'S FISCAL
1995 PERFORMANCE
AND ITS PROSPECTS FOR FISCAL 1996.

RESPECTFULLY YOURS,


GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
NOVEMBER 15, 1995

* (C) Copyright.

REPORT FROM THE FUND MANAGER
MICHAEL MARTINO

Putnam American Government Income Fund rebounded dramatically in fiscal 1995 as
U.S. government securities rallied throughout much of the period. The fund's to-tal return of 13.42% for class A shares at net asset value
(NAV) outpaced the
Lehman Brothers Intermediate Treasury Index's 10.56% return over the 12 months ended September 30, 1995. The fund's class B shares also outperformed the index, returning a solid 12.32% at net asset value.

While the bond-market surge was essential to your fund's solid performance, two specific investment strategies were equally important. To derive the greatest benefit from two key sectors of the U.S. government securities market -- Trea-suries and mortgage-backed securities -- we continuously adjusted the portfo-lio's allocations to take advantage of changing market conditions. In addition, we positioned the portfolio's Treasury holdings to capitalize on the price appreciation that resulted from falling interest rates.

FIXED-INCOME MARKET STAGES A SUSTAINED RALLY
By last November, the bond-market decline of 1994 had significantly boosted bond yields and driven prices lower. Attracted by these conditions and by indications of slowing economic growth and benign inflation, investors returned in force to the bond market. The resulting increase in demand began to chip away at the yield on the 30-year Treasury bond, reducing it from 8.15%
in mid-November 1994
to 6.50% on September 30, 1995. At the same time, bond prices, which move in the opposite direction of yields, rallied considerably in all domestic market sectors.

Leading economic indicators currently suggest that the economy continues to ex-pand at roughly a 2.5% annual pace. This growth rate, generally considered to be productive but noninflationary, is the pace the Federal Reserve Board has tried to achieve since earlier this year by manipulating short-term interest rates. Indeed, as the Fed has guided the economy toward this rate of growth, inflation has remained under control.

These economic trends may continue for the remainder of 1995 and into 1996, par-ticularly if current Congressional budget negotiations are fruitful. If Congress is able to agree on a budget that cuts spending to reduce the government's annu-al deficit, the outlook for bonds may improve further. While there can be no assurances, reduced government spending has the potential to benefit fixed-income markets in two ways. First, it may further retard economic growth, which could prompt the Fed to ease short-term interest rates and spark another market rally. Also, lower spending levels may decrease the government's need to borrow, thereby reducing the number of government bond issues and enhancing the value of existing bonds.

LOWER-COUPON GNMA SECURITIES PROTECT VALUE
Typically, your fund invests roughly half of its assets in U.S. Treasury secu-rities, with the remainder allocated to Government National
Mortgage Association
(GNMA) securities. As with Treasuries, GNMAs are backed by the full faith and credit of the U.S. government, and they normally offer yields roughly one per-centage point higher than those of Treasuries.

[Bar Chart - Page 5]

GNAM COUPON ALLOCATION *

GNMA coupon                               % of total GNMA
allocation
5.0% - 5.9%
3.7%
6.0% - 6.9%
5.5%
7.0% - 7.9%
63.6%
8.0% - 8.9%
18.7%
9.0% - 9.9%
8.5%
10% and above
0.0%

* Base on net assets as of 9/30/95. This chart illustrates that a majority of fund's GNMA holdings have coupons below 8%. The fund's management has chosen this strategy to protect against mortgage prepayments in the event that in-
  terest rates continue to decline.

At the outset of the fiscal year, the 1994 bond-market decline was still under way and interest rates remained high. The undervalued GNMA market benefited from these rising rates and outperformed Treasuries. However, in the first few months of 1995, as the bond-market rally drove prices higher and yields lower, the per-formance of GNMAs was eroded by the effects of prepayments.
Mortgage prepayments
typically accelerate as mortgage holders rush to refinance in response to fall-ing long-term rates, diminishing the value of mortgage-backed securities.

Over the past several months, GNMA performance has rebounded. In response, we gradually increased the portfolio's GNMA allocation to 49.3% at fiscal year end.
A majority of the portfolio's GNMA holdings have coupons (the bond's interest rate) below 8%, while many GNMAs available in the market offer coupons of 8% and above. Mortgage-backed bonds with lower coupons offer a degree of protection against prepayment risk in an environment of declining interest rates because mortgage holders are less likely to refinance a mortgage with a 7.5% coupon than one with an 8.5% rate. Going forward, if interest rates continue to decline, we may shift the fund's GNMA holdings to those with even lower coupons in an effort to minimize the fund's exposure to prepayment risk.

LONG PORTFOLIO DURATION CAPITALIZES ON FALLING INTEREST
RATES
Early in the fund's fiscal year, we kept the portfolio's duration relatively short to protect the fund's value as long-term interest rates continued to climb. Duration is a measure of the price sensitivity of a portfolio of bonds to changes in interest rates. Like maturity, with which it is often confused, duration is measured in years.

As the current bond-market rally picked up steam in response to slowing economic growth and moderate inflation, investors' fears of inflation gradually dissipa-ted. This, in turn, drove down long-term interest rates. At the same time, we extended the portfolio's duration -- from 5.49 years on March 31 to 6.12 years on September 30 -- in order to capitalize on the interest-rate decline. Because bond prices increase as interest rates fall, the portfolio's longer duration enabled the fund to derive greater benefit from falling long-term interest ra-tes. If, as we anticipate,

[Bar Chart - Page 7]

PORTFOLIO ALLOCATION *
------------------------------------------------------------
-------------------
        U.S. TREASURY            MORTGAGE-RELATED
CASH AND SHORT-TERM
           SECURITIES                  SECURITIES
INVESTMENTS
------------------------------------------------------------
-------------------
9/30/94      57.4                        36.8
4.7
3/31/95      67.1                        27.6
5.3
9/30/95      45.5                        50.9
3.6
------------------------------------------------------------
-------------------
* Base on net assets of the indicated date. Holdings will vary over time.

rates continue to drop, the portfolio's longer duration may continue to boost performance, although there can be no assurances. However, with such a strategy, an increase in interest rates could adversely affect the fund.

A FUND FOR THE LONG TERM
Investors in this fund should have an investment horizon of at least three years to allow their investment the opportunity to benefit from economic activity through an entire interest-rate cycle. As each cycle progresses, we will conti-nue to monitor interest-rate trends and price relationships among government bond sectors. Our goal is to deliver attractive income in line with the portfo-lio's earnings while keeping share price volatility to a minimum.

The views expressed in this report are exclusively those of Putnam Management and are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/95, there is no guarantee the fund will continue to hold these securities in the future. Although the U.S.
government guarantees the
timely payment of principal and interest on the U.S.
government and agency obli-
gations, the value of the fund shares is not guaranteed and will fluctuate.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance.
Total return shows how the value of the fund's shares changed over time, assu-ming you held the shares through the entire period and reinvested all distribu-tions back into the fund. We show total return in two ways: on a cumulative long-term basis and on average how the fund might have grown each year over va-rying periods.

Performance should always be considered in light of a fund's investment strate-gy. Putnam American Government Income Fund is designed for investors seeking high current income primarily through U.S. government securities.

TOTAL RETURN FOR PERIODS ENDED 9/30/95

                           CLASS A             CLASS B
CLASS M
                        NAV       POP       NAV       CDSC
NAV       POP
------------------------------------------------------------
-------------------
1 year                13.42%     8.03%    12.32%     7.32%
--        --
------------------------------------------------------------
-------------------
5 year                43.67     36.91        --        --
--        --
Annual average         7.52      6.48        --        --
--        --
------------------------------------------------------------
-------------------
10 year              110.55    100.58        --        --
--        --
Annual average         7.73      7.21        --        --
--        --
------------------------------------------------------------
-------------------
Life of class B          --        --     11.73      7.73
--        --
Annual average           --        --      8.37      5.55
--        --
------------------------------------------------------------
-------------------
Life of class M          --        --        --        --
11.44%     7.86%
------------------------------------------------------------
-------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/95
                                             LEHMAN BROS.
CONSUMER
                                  INTERMEDIATE TREASURY
INDEX     PRICE INDEX
------------------------------------------------------------
-------------------
1 year                                        10.56%
2.54%
------------------------------------------------------------
-------------------
5 years                                       49.84
15.45
Annual average                                 8.42
2.91
------------------------------------------------------------
-------------------
10 year                                      132.79
41.46
Annual average                                 8.82
3.53
------------------------------------------------------------
-------------------
Life of class B                               11.43
3.86
Annual average                                 8.45
2.81
------------------------------------------------------------
-------------------
Life of class M                                8.91
1.93
------------------------------------------------------------
-------------------

Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. The fund began offering class B shares on 5/20/94 and class M shares on 2/14/95. Performance data represent past results and will differ for each share class. Investment returns and net asset value will fluc-tuate so an investor's shares, when sold, may be worth more or less than their original cost.

[Line Chart - Page 9]

GROWTH OFA $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since
9/30/85

                                       LEHMAN BROS.
                FUND'S CLASS A        INTERMEDIATE
CONSUMER PRICE
                 SHARES AT POP      TREASURY INDEX
INDEX
------------------------------------------------------------
-------------------
1985                     9525              10000
10000
1986                    11324              11662
10175
1987                    10819              11830
10619
1988                    12115              13067
11062
1989                    13327              14321
11542
1990                    13963              15535
12253
1991                    15986              17637
12669
1992                    17195              19854
13047
1993                    18434              21378
13398
1994                    17686              21055
13795
1995                    20058              23279
14146
------------------------------------------------------------
-------------------
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 5/20/94 would have been valued at $11,173 on 9/30/95 ($10,773 with a redemption at the end of the period). A $10,000 in-
vestment in the fund's class M shares at inception on 2/14/95 would have been valued at $10,786 at POP.


TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets for each class, minus any liabilities, divided by the number of outstanding shares for each class, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period.
Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS
LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX is an unmanaged list of Treasury bonds; it is used as a general gauge of the market for intermediate-term fixed-income securities. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may po-se different risks than the fund.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended September 30, 1995

To the Trustees and Shareholders of
Putnam American Government Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all ma-terial respects, the financial position of Putnam American Government Income
Fund, at September 30, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in con-formity with generally accepted accounting principles. These financial state-ments and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to ex-press an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the account-ing principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1995 by correspon-dence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a rea-sonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
November 13, 1995

PORTFOLIO OF INVESTMENTS OWNED
September 30, 1995

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (95.9%)*
PRINCIPAL AMOUNT
VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)*
------------------------------------------------------------
-------------------
            Federal National Mortgage Association
$ 7,500,000   Ser. 89-23, Class D, 10.2s, September 25, 2018
$    7,935,938
  3,135,736   Principal Only (PO) Strips, Ser. 93-152, Class
A,
              zero %, February 25, 2017^^
3,069,102

---------------

11,005,040
U.S. AGENCY MORTGAGE PASS-THROUGHS (49.3%)*
------------------------------------------------------------
-------------------
            Government National Mortgage Association
 86,133,845   9s, with various due dates to July 1, 2024
91,563,336
 40,565,254   8 1/2s, with various due dates to November 15,
2024   42,379,155
155,208,648   8s, with various due dates to November 15,
2024      160,196,145
386,754,998   7 1/2s, with various due dates to September
15, 2025 390,702,210
301,417,051   7s, with various due dates to August 15, 2025
298,022,731
 29,400,030   6s, Midgets, with various due dates to
              September 20, 2025
29,368,852
 30,000,000   6s, TBA, October 14, 2025+++
30,056,250
 40,000,000   5 1/2s, TBA, November 14, 2025+++
39,562,500

---------------

1,081,851,179
U.S. TREASURY OBLIGATIONS (46.1%)*
------------------------------------------------------------
-------------------
 50,000,000 U.S. Treasury Bonds 9 7/8s, November 15, 2015
67,773,500
150,000,000 U.S. Treasury Bonds 8 7/8s, February 15, 2019
189,093,000
100,000,000 U.S. Treasury Bonds 8 7/8s, August 15, 2017
125,391,000
175,000,000 U.S. Treasury Bonds 7 5/8s, February 15, 2025
198,159,500
250,000,000 U.S. Treasury Bonds 6 7/8s, August 15, 2025
262,695,000
 50,000,000 U.S. Treasury Notes 9 1/2s, November 15, 1995
50,218,500
 25,000,000 U.S. Treasury Notes 9 1/4s, January 15, 1996
25,250,000
 25,000,000 U.S. Treasury Notes 8 5/8s, August 15, 1997
26,218,750
 50,000,000 U.S. Treasury Notes 7 1/2s, February 15, 2005
54,461,000
 10,000,000 U.S. Treasury Notes 7 1/4s, May 15, 2004
10,682,800

---------------

1,009,943,050
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (cost $2,044,465,543)
$2,102,799,269

SHORT-TERM INVESTMENTS (6.9%)*
PRINCIPAL AMOUNT
VALUE
------------------------------------------------------------
-------------------
$ 19,500,000 Federal Home Loan Mortgage Corporation 5.59s,
             November 29, 1995
$   19,318,325
             Federal National Mortgage Association
  15,000,000   5.65s, October 11, 1995
14,974,104
  10,000,000   5.60s, October 16, 1995
9,975,111
  25,500,000   5.59s, November 29, 1995
25,262,425
  30,000,000   5.53s, December 27, 1995
29,594,467
  50,000,000   5.48s, February 12, 1996
48,972,500
   2,414,000 Interest in $652,192,000 joint repurchase
agreement
             dated September 29, 1995 with Goldman, Sachs
&Co.,
             due October 2, 1995 with respect to various
U.S.
             Treasury obligations -- maturity value of
$2,415,282
             for an effective yield of 6.375%
2,414,855

---------------
             TOTAL SHORT-TERM INVESTMENTS (cost
$150,511,787)   $  150,511,787
------------------------------------------------------------
-------------------
             TOTAL INVESTMENTS (cost $2,194,977,330)***
$2,253,311,056
------------------------------------------------------------
-------------------
  * Percentages indicated are based on net assets of $2,193,536,124, which co-
    rrespond to a net asset value per class A share, class B share, and class M share of $8.65, $8.62, and $8.65, respectively.
+++ TBA's are mortgage backed securities traded under delayed delivery commit-
    ments settling after September 30, 1995. Although the unit price for the trades has been established, the principal value has not been finalized.
    However, the amount of the commitments will not fluctuate more than 2.0%
    from the principal amount. Income on the securities will not be earned until settlement date. The cost of TBA purchases at September
30, 1995 was
    $69,639,063.
 ^^ Principal Only (PO) Strips represent the right to receive the monthly prin-
    cipal payments on an underlying pool of mortgage loans.
No payments of in-
    terest on the pool are passed through to the PO holders. *** The aggregate identified cost for federal income tax purposes is
    $2,196,645,649, resulting in gross unrealized appreciation and depreciation of $62,512,851 and $5,847,444, respectively, or net
unrealized appreciation
    of $56,665,407.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995

ASSETS
------------------------------------------------------------
-------------------
Investments in securities, at value
(identified cost $2,194,977,330) (Note 1)
$2,253,311,056
------------------------------------------------------------
-------------------
Cash
2,134,690
------------------------------------------------------------
-------------------
Interest receivable
18,337,695
------------------------------------------------------------
-------------------
Receivable for shares of the fund sold
256,065
------------------------------------------------------------
-------------------
Receivable for securities sold
80,012
------------------------------------------------------------
-------------------
TOTAL ASSETS
2,274,119,518

LIABILITIES
------------------------------------------------------------
-------------------
Payable for securities purchased
71,568,693
------------------------------------------------------------
-------------------
Payable for shares of the fund repurchased
3,590,066
------------------------------------------------------------
-------------------
Payable for compensation of Manager (Note 2)
2,809,235
------------------------------------------------------------
-------------------
Payable for compensation of Trustees (Note 2)
2,677
------------------------------------------------------------
-------------------
Payable for investor servicing and custodian fees (Note 2)
337,970
------------------------------------------------------------
-------------------
Payable for administrative services (Note 2)
7,884
------------------------------------------------------------
-------------------
Payable for distribution fees (Note 2)
1,388,047
------------------------------------------------------------
-------------------
Other accrued expenses
878,822
------------------------------------------------------------
-------------------
TOTAL LIABILITIES
80,583,394
------------------------------------------------------------
-------------------
NET ASSETS
$2,193,536,124

REPRESENTED BY
------------------------------------------------------------
-------------------
Paid-in capital (Notes 1 and 4)
$3,614,411,632
------------------------------------------------------------
-------------------
Accumulated net realized loss on investments (Note 1)
(1,479,209,234)
------------------------------------------------------------
-------------------
Net unrealized appreciation of investments
58,333,726
------------------------------------------------------------
-------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING
$2,193,536,124

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
------------------------------------------------------------
-------------------
Net asset value and redemption price of class A shares ($2,183,765,967 divided by 252,329,822 shares)
$8.65
------------------------------------------------------------
-------------------
Offering price per class A share (100/95.25 of $8.65)*
$9.08
------------------------------------------------------------
-------------------
Net asset value and offering price of class B shares ($9,098,529 divided by 1,055,466 shares)**
$8.62
------------------------------------------------------------
-------------------
Net asset value and redemption price of class M shares ($671,628 divided by 77,683 shares)
$8.65
------------------------------------------------------------
-------------------
Offering price per class M share (100/96.75 of $8.65)*
$8.94
------------------------------------------------------------
-------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Year ended September 30, 1995

INTEREST INCOME
$167,226,152
------------------------------------------------------------
-------------------

EXPENSES:
------------------------------------------------------------
-------------------
Compensation of Manager (Note 2)
11,349,797
------------------------------------------------------------
-------------------
Investor servicing and custodian fees (Note 2)
3,110,514
------------------------------------------------------------
-------------------
Compensation of Trustees (Note 2)
65,980
------------------------------------------------------------
-------------------
Reports to shareholders
116,331
------------------------------------------------------------
-------------------
Auditing
99,123
------------------------------------------------------------
-------------------
Legal
31,484
------------------------------------------------------------
-------------------
Postage
505,222
------------------------------------------------------------
-------------------
Administrative services (Note 2)
35,689
------------------------------------------------------------
-------------------
Distribution fees -- class A (Note 2)
5,598,060
------------------------------------------------------------
-------------------
Distribution fees -- class B (Note 2)
49,554
------------------------------------------------------------
-------------------
Distribution fees -- class M (Note 2)
1,014
------------------------------------------------------------
-------------------
Other
135,196
------------------------------------------------------------
-------------------
TOTAL EXPENSES
21,097,964
------------------------------------------------------------
-------------------
FEES PAID INDIRECTLY (NOTE 2)
(2,498,519)
------------------------------------------------------------
-------------------
NET EXPENSES
18,599,445
------------------------------------------------------------
-------------------
NET INVESTMENT INCOME
148,626,707
------------------------------------------------------------
-------------------
Net realized loss on investments (Notes 1 and 3)
(16,549,652)
------------------------------------------------------------
-------------------
Net unrealized appreciation of investments during the year
147,624,755
------------------------------------------------------------
-------------------
NET GAIN ON INVESTMENT TRANSACTIONS
131,075,103
------------------------------------------------------------
-------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$279,701,810
------------------------------------------------------------
-------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR
ENDED SEPTEMBER 30

1995             1994
INCREASE IN NET ASSETS
------------------------------------------------------------
-------------------
Operations:
------------------------------------------------------------
-------------------
Net investment income                         $
148,626,707    $ 200,825,572
------------------------------------------------------------
-------------------
Net realized loss on investments
(16,549,652)    (249,203,701)
------------------------------------------------------------
-------------------
Net unrealized appreciation (depreciation) of
investments
147,624,755      (75,684,083)
------------------------------------------------------------
-------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
279,701,810     (124,062,212)
------------------------------------------------------------
-------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income -- Class A
(151,762,165)    (214,863,213)
  Net investment income -- Class B
(283,676)         (63,569)
  Net investment income -- Class M
(11,822)              --
  Return of capital -- Class A
(13,778,422)              --
  Return of capital -- Class B
(25,755)              --
  Return of capital -- Class M
(1,073)              --
------------------------------------------------------------
-------------------
Decrease from capital share transactions
(Note 4)
(338,147,532)    (773,296,455)
------------------------------------------------------------
-------------------
TOTAL DECREASE IN NET ASSETS
(224,308,635)  (1,112,285,449)
------------------------------------------------------------
-------------------
NET ASSETS
Beginning of period
2,417,844,759    3,530,130,208
------------------------------------------------------------
-------------------
END OF PERIOD (including undistributed net
investment income of $0 and
$4,566,950, respectively)
$2,193,536,124   $2,417,844,759
------------------------------------------------------------
-------------------
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                         For the period
For the period
                      February 14, 1995
May 20, 1994
                          (commencement
(commencement
                      of operations) to
of operations) to
                           September 30    Year ended
September 30       September 30
                                  1995*               1995*
1994
------------------------------------------------------------
-------------------------------------
                                Class M
Class B
------------------------------------------------------------
-------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                         $8.14               $8.19
$8.43
------------------------------------------------------------
-------------------------------------
INVESTMENT OPERATIONS
Net investment income               .29                 .46
 .21
------------------------------------------------------------
-------------------------------------
Net realized and unrealized
gain (loss) on investments          .62                 .51
(.25)
------------------------------------------------------------
-------------------------------------
TOTAL FROM INVESTMENT OPERATIONS    .91                 .97
(.04)
------------------------------------------------------------
-------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income              (.37)               (.49)
(.20)
------------------------------------------------------------
-------------------------------------
Net realized gain on investments     --                  --
--
------------------------------------------------------------
-------------------------------------
Return of capital                  (.03)               (.05)
--
------------------------------------------------------------
-------------------------------------
TOTAL DISTRIBUTIONS                (.40)               (.54)
(.20)
------------------------------------------------------------
-------------------------------------
NET ASSET VALUE, END OF PERIOD    $8.65               $8.62
$8.19
------------------------------------------------------------
-------------------------------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)           11.44(b)            12.32
(.52)(b)
------------------------------------------------------------
-------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)                     $672              $9,099
$5,691
------------------------------------------------------------
-------------------------------------
Ratio of expenses to
average net assets (%) (c)          .78(b)             1.68
 .59(b)
------------------------------------------------------------
-------------------------------------
Ratio of net investment
income to average net
assets (%)                         4.03(b)             5.76
2.22(b)
------------------------------------------------------------
-------------------------------------
Portfolio turnover (%)           468.86              468.86
331.61
------------------------------------------------------------
-------------------------------------

  * Per share investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Year ended September 30
                                         1995
1994            1993            1992            1991
------------------------------------------------------------
------------------------------------------------------------
-----------

Class A
NET ASSET VALUE, BEGINNING
OF PERIOD                               $8.21
$9.21           $9.32           $9.60           $9.32
------------------------------------------------------------
------------------------------------------------------------
-----------
INVESTMENT OPERATIONS
Net investment income                     .55
 .62             .77             .56             .70
------------------------------------------------------------
------------------------------------------------------------
-----------
Net realized and unrealized
gain (loss) on investments                .50
(.98)           (.13)            .12             .59
------------------------------------------------------------
------------------------------------------------------------
-----------
TOTAL FROM INVESTMENT OPERATIONS         1.05
(.36)            .64             .68            1.29
------------------------------------------------------------
------------------------------------------------------------
-----------
LESS DISTRIBUTIONS FROM:
Net investment income                    (.56)
(.64)           (.75)           (.56)           (.70)
------------------------------------------------------------
------------------------------------------------------------
-----------
Net realized gain on investments           --              -
-              --            (.40)           (.31)
------------------------------------------------------------
------------------------------------------------------------
-----------
Return of capital                        (.05)             -
-              --              --              --
------------------------------------------------------------
------------------------------------------------------------
-----------
TOTAL DISTRIBUTIONS                      (.61)
(.64)           (.75)           (.96)          (1.01)
------------------------------------------------------------
------------------------------------------------------------
-----------
NET ASSET VALUE, END OF PERIOD          $8.65
$8.21           $9.21           $9.32           $9.60
------------------------------------------------------------
------------------------------------------------------------
-----------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)                 13.42
(4.06)           7.20            7.56           14.49
------------------------------------------------------------
------------------------------------------------------------
-----------
NET ASSETS, END OF PERIOD
(in thousands)                     $2,183,766
$2,412,154      $3,530,130      $4,275,225      $5,045,139
------------------------------------------------------------
------------------------------------------------------------
-----------
Ratio of expenses to
average net assets (%) (c)                .94
 .83             .91             .96             .97
------------------------------------------------------------
------------------------------------------------------------
-----------
Ratio of net investment
income to average net
assets (%)                               6.62
6.93            8.39            6.03            7.39
------------------------------------------------------------
------------------------------------------------------------
-----------
Portfolio turnover (%)                 468.86
331.61          235.61          798.43          469.45
------------------------------------------------------------
------------------------------------------------------------
-----------

NOTES TO FINANCIAL STATEMENTS
September 30, 1995


NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high cu-rrent income, with preservation of capital as its secondary objective.

The fund offers class A, class B and class M shares. The fund commenced its pu-blic offering of class M shares on February 14, 1995. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those sha-res are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and an ongoing distribution fee that is higher than class A shares and lower than class B shares. Expenses of the fund are borne pro rata by the shareholders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently fo-llowed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A) SECURITY VALUATION Investments for which market quotations are readily avail-able are stated at market value, which is determined using the last reported sa-le price, or, if no sales are reported -- as in the case of most securities tra-ded over-the-counter -- the last reported bid price, except that certain U.S.
government obligations are stated at the mean between the bid and asked prices.
Short-term investments having remaining maturities of 60 days or less are sta-ted at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) TBA PURCHASE COMMITMENTS The fund may enter into "TBA"
(to be announced) pur-
chase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commit-ments will not fluctuate more than 2.0% from the principal amount. The fund holds, and maintains until the settlement date, cash or high-grade debt obliga-tions in an amount sufficient to meet the purchase price, or the fund enters into offsetting contracts for the forward sale of other securities it owns. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets.

Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

C) JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment compa-nies managed by Putnam Investment Management, Inc. ("Putnam
Management"), the
fund's Manager, a wholly-owned subsidiary of Putnam
Investments, Inc. and cer-
tain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

D) REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam
Management is responsible
for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are
accounted for on the trade date (date the order to buy or sell is executed).
Interest income is recorded on the accrual basis. Discount on zero coupon bonds is amortized according to the effective yield method.

F) FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the In-ternal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. There-fore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

At September 30, 1995, the fund had a capital loss carryover of approximately
$1,474,761,000 which may be available to offset future capital gains, if any.
The amount of the carryover and the expiration dates are:

LOSS CARRYOVER          EXPIRATION
-----------------------------------
$1,165,356,000  September 30, 1998
$   45,648,000  September 30, 2001
$    7,767,000  September 30, 2002
$  255,990,000  September 30, 2003
-----------------------------------

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distribu-tions at a level rate even though, as a result of market conditions or invest-ment decisions, the fund may not achieve projected investment results for a gi-ven period.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accep-ted accounting principles. These differences include treatment of post-October loss deferrals, losses on wash sale transactions and capital loss carryover. Re-classifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1995, the fund recla-ssified $1,135,995 to decrease undistributed net investment income, $426,082 to decrease accumulated net realized loss and $709,912 to increase paid-in capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER
TRANSACTIONS

Compensation of Putnam Management for management and investment advisory servi-ces is paid quarterly based on the average net assets of the fund for the quar-ter.

Under a management contract dated December 8, 1989, the fees paid by the fund for management and investment advisory services are based on the following ra-tes: 0.60% of the first $500 million of average net assets, 0.50% of the next
$1 billion, 0.45% of the next $1 billion, 0.40% of the next
$4.5 billion, 0.375%
of the next $2.5 billion, and 0.35% of any excess over $9.5 billion, subject to reduction in any year to the extent that expenses (exclusive of distribution fees, brokerage, interest and taxes) of the fund exceed 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million, and by the amount of certain brokerage commissions and fees
(less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund also reimburses the Manager for the compensation and related expenses of certain officers of the fund and their staff who provide administrative ser-vices to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $3,160 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Manager and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust
Company (PFTC), a subsidiary of Putnam Investments, Inc.
Investor servicing
agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1995, fund expenses were reduced by $2,498,519 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the off-set arrangements in an income-producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class
A, class B, and class M shares pursuant to Rule 12b-1 under the Investment Com-pany Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds
Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services pro-vided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the Fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B, and class M shares, respectively.

For the year ended September 30, 1995, Putnam Mutual Funds Corp., acting as un-derwriter, received net commissions of $85,807 and $538 from the sale of class
A and M shares, respectively, and $5,327 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September
30, 1995, Putnam Mutual

Funds Corp., acting as underwriter, received $251,764 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended September 30, 1995, purchases and sales of U.S. government obligations other than short-term investments aggregated $9,006,424,746 and
$9,312,422,337, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES

At September 30, 1995, there was an unlimited number of shares of beneficial interest authorized, divided into three classes, class A, class B and class M capital shares. Transactions in capital shares were as follows:

YEAR ENDED

SEPTEMBER 30, 1995
CLASS A                                         SHARES
AMOUNT
------------------------------------------------------------
-------------------
Shares sold                                  6,624,630
$54,980,481
------------------------------------------------------------
-------------------
Shares issued in connection with
reinvestment of distributions                9,059,519
74,915,985
------------------------------------------------------------
-------------------
                                            15,684,149
129,896,466
------------------------------------------------------------
-------------------
Shares repurchased                         (57,082,955)
(471,766,626)
------------------------------------------------------------
-------------------
NET DECREASE                               (41,398,806)
$(341,870,160)
------------------------------------------------------------
-------------------

YEAR ENDED

SEPTEMBER 30, 1994
CLASS A                                         SHARES
AMOUNT
------------------------------------------------------------
-------------------
Shares sold                                  8,942,849
$77,862,084
------------------------------------------------------------
-------------------
Shares issued in connection with
reinvestment of distributions               10,622,308
91,971,912
------------------------------------------------------------
-------------------
                                            19,565,157
169,833,996
------------------------------------------------------------
-------------------
Shares repurchased                        (109,083,833)
(948,928,990)
------------------------------------------------------------
-------------------
NET DECREASE                               (89,518,676)
$(779,094,994)
------------------------------------------------------------
-------------------

YEAR ENDED

SEPTEMBER 30, 1995
CLASS B                                         SHARES
AMOUNT
------------------------------------------------------------
-------------------
Shares sold                                  1,205,771
$10,033,873
------------------------------------------------------------
-------------------
Shares issued in connection with
reinvestment of distributions                   25,686
214,274
------------------------------------------------------------
-------------------
                                             1,231,457
10,248,147
------------------------------------------------------------
-------------------
Shares repurchased                            (871,188)
(7,180,267)
------------------------------------------------------------
-------------------
NET INCREASE                                   360,269
$3,067,880
------------------------------------------------------------
-------------------

FOR THE PERIOD

MAY 20, 1994

(COMMENCEMENT

OF OPERATIONS) TO

SEPTEMBER 30, 1994
CLASS B                                         SHARES
AMOUNT
------------------------------------------------------------
-------------------
Shares sold                                    714,110
$5,953,948
------------------------------------------------------------
-------------------
Shares issued in connection with
reinvestment of distributions                    7,241
59,832
------------------------------------------------------------
-------------------
                                               721,351
6,013,780
------------------------------------------------------------
-------------------
Shares repurchased                             (26,154)
(215,241)
------------------------------------------------------------
-------------------
NET INCREASE                                   695,197
$5,798,539
------------------------------------------------------------
-------------------

FOR THE PERIOD

FEBRUARY 14, 1995

(COMMENCEMENT

OF OPERATIONS) TO

SEPTEMBER 30, 1995
CLASS M                                         SHARES
AMOUNT
------------------------------------------------------------
-------------------
Shares sold                                     76,597
$645,492
------------------------------------------------------------
-------------------
Shares issued in connection with
reinvestment of distributions                    1,133
9,656
------------------------------------------------------------
-------------------
                                                77,730
655,148
------------------------------------------------------------
-------------------
Shares repurchased                                 (47)
(400)
------------------------------------------------------------
-------------------
NET INCREASE                                    77,683
$654,748
------------------------------------------------------------
-------------------

FEDERAL TAX INFORMATION
(Unaudited)

For the year ended September 30, 1995, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.
This resulted from prepayments on higher-coupon mortgage-backed securities as long-term interest rates declined early in the fiscal year, and from the fund's subsequent investments in lower coupon mortgage-backed securities. While lower-coupon securities offered a degree of protection against prepayments, their lower yields caused the fund's income to be less than was projected.

The Form 1099 you receive in January 1996 will show the tax status of all dis-tributions paid to your account in calendar 1995, as well as the amount of the distribution not subject to tax.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

TRUSTEES
George Putnam, Chairman                   William F. Pounds,
Vice Chairman
Jameson Adkins Baxter                     Hans H. Estin
John A. Hill                              Elizabeth T.
Kennan
Lawrence J. Lasser                        Robert E.
Patterson
Donald S. Perkins                         George Putnam, III
Eli Shapiro                               A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam                             Charles E. Porter
President                                 Executive Vice
President

Patricia C. Flaherty                      Lawrence J. Lasser
Senior Vice President                     Vice President

Gordon H. Silver                          Gary N. Coburn
Vice President                            Vice President

Alan J. Bankart                           Michael Martino
Vice President                            Vice President and
Fund Manager

William N. Shiebler                       John R. Verani
Vice President                            Vice President

Paul M. O'Neil                            John D. Hughes
Vice President                            Vice President and
Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam
American Government
Income Fund. It may also be used as sales literature when preceded or accompa-nied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of
Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF,
OR GUARANTEED OR
ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY
THE FEDERAL DEPOSIT
INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR
ANY OTHER AGENCY,
AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE
PRINCIPAL AMOUNT INVESTED.

                                                        ----
-----------
PUTNAM INVESTMENTS                                      Bulk
Rate
                                                        U.S.
Postage
THE PUTNAM FUNDS                                        PAID
One Post Office Square
Putnam
Boston, Massachusetts 02109
Investments
                                                        ----
-----------






20977-033/292/895     11/95

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